Quarterly Information (Unaudited) (Tables)	12 Months Ended
May 31, 2019
Quarterly Financial Information Disclosure [Abstract]
Quarterly Result of Operations

The following is a summary of the quarterly results of operations for the years ended May 31, 2019 and 2018:

	For Quarter Ended
(In thousands, except per share amounts)	August 31	November 30	February 28	May 31
2019
Net Sales	$1,459,989	$1,362,531	$1,140,630	$1,601,401
Gross Profit	$594,042	$537,969	$446,140	$683,756
Net Income Attributable to
RPM International Inc. Stockholders (a)	$69,764	$49,224	$14,190	$133,380
Basic Earnings Per Share	$0.52	$0.37	$0.11	$1.03
Diluted Earnings Per Share	$0.52	$0.37	$0.11	$1.02
Dividends Per Share	$0.320	$0.350	$0.350	$0.350

(In thousands, except per share amounts)	August 31	November 30	February 28	May 31 (b)
2018
Net Sales	$1,345,394	$1,315,416	$1,102,677	$1,558,156
Gross Profit	$572,008	$551,015	$439,493	$618,696
Net Income Attributable to
RPM International Inc. Stockholders	$116,416	$95,463	$40,227	$85,664
Basic Earnings Per Share	$0.87	$0.72	$0.30	$0.65
Diluted Earnings Per Share	$0.86	$0.70	$0.30	$0.63
Dividends Per Share	$0.300	$0.320	$0.320	$0.320

(a)

Reflects inventory-related charges of $10.5 million in our consumer reportable segment resulting from more proactive management of inventory and $10.0 million in inventory reductions related to restructuring activities in our industrial reportable segment.  Reflects restructuring charges totaling $42.3 million that were incurred throughout fiscal 2019, as further described in Note B, “Restructuring.”

(b)

Reflects inventory-related charges of $36.5 million in our consumer reportable segment for product line rationalization and related obsolete inventory identification and $1.2 million in inventory reductions related to restructuring activities in our industrial reportable segment.  Additional restructuring charges totaling $17.5 million were incurred during the fourth quarter of fiscal 2018, as further described in Note B, “Restructuring.” We also incurred charges in our industrial segment totaling $4.2 million in connection with the decision to exit Flowcrete China.